Semi
Annual
Report

[GRAPHIC OMITTED]

                                                                JANUARY 31, 2003


FRANKLIN TEMPLETON
FUND ALLOCATOR SERIES


   FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND
   FRANKLIN TEMPLETON MODERATE TARGET FUND
   FRANKLIN TEMPLETON GROWTH TARGET FUND



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[LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
INVESTMENTS

                                                    THANK YOU FOR INVESTING WITH
                                                FRANKLIN TEMPLETON. WE ENCOURAGE
                                           OUR INVESTORS TO MAINTAIN A LONG-TERM
                                               PERSPECTIVE AND REMEMBER THAT ALL
                                             SECURITIES MARKETS MOVE BOTH UP AND
                                           DOWN, AS DO MUTUAL FUND SHARE PRICES.
                                                 WE APPRECIATE YOUR PAST SUPPORT
                                                AND LOOK FORWARD TO SERVING YOUR
                                            INVESTMENT NEEDS IN THE YEARS AHEAD.




[PHOTO OMITTED]
T. ANTHONY COFFEY, CFA
PORTFOLIO MANAGER
FRANKLIN TEMPLETON
FUND ALLOCATOR SERIES

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

SHAREHOLDER LETTER

Dear Shareholder:

This semiannual report for Franklin Templeton Fund Allocator Series (Conservative Target Fund, Moderate Target Fund and Growth Target Fund) covers the period ended January 31, 2003.


ECONOMIC OVERVIEW
Waning economic growth, accommodative short-term interest rates and continued volatility characterized financial conditions in the U.S. during the six-month reporting period. The U.S. economy experienced mixed growth as it struggled to stay out of a double-dip recession. The economy grew strongly in 2002's third quarter, with gross domestic product (GDP) expanding at a 4.0% annualized rate, then slowed dramatically in 2002's final quarter to an annual rate of just 1.4% as war worries, a lackluster holiday retail season, roller coaster equities markets and a stagnant job climate weighed heavily on manufacturers, consumers and investors. Although the economy ended 2002 on a sour note, GDP for all of 2002 grew at a decent 2.4% -- much better than the 0.3% GDP gain eked out in 2001.




CONTENTS

Shareholder Letter .........................   1

Fund Reports

 Franklin Templeton
 Conservative Target Fund ..................   7

 Franklin Templeton
 Moderate Target Fund ......................  11

 Franklin Templeton
 Growth Target Fund ........................  15

Financial Highlights &
Statements of Investments ..................  19

Financial Statements .......................  31

Notes to
Financial Statements .......................  36



[GRAPHIC OMITTED] FUND CATEGORY
EDGAR REPRESENTATION OF TEXT USED IN PYRAMID GRAPHIC AS FOLLOWS:
Global
Growth
Growth & Income
Income
Tax-Free Income

            ---------------------------------------------------------
              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
            ---------------------------------------------------------

Despite the need to retool with more modern equipment and technology, manufacturers seem reluctant to do so without clear evidence of sustainable demand for their products. The manufacturing index of the Institute of Supply Management (ISM), an indicator of manufacturing activity, bounced around the 50 level for most of the period, before experiencing an encouraging increase to
55.2 in December, its highest reading since June 2002. A reading below 50 on the ISM Index indicates a contracting manufacturing sector, while a reading above 50 indicates expansion. Meanwhile, the consumer sector, which had been the lone bright spot through the recession, began to show signs of weakness. The University of Michigan Index of Consumer Sentiment fell as low as 80.6 in October, before rising slightly to 82.4 by the end of the period.

In the absence of inflationary pressures, the Federal Reserve Board (the Fed) continued to add monetary liquidity by pushing short-term interest rates lower and keeping them low. The Fed kept the federal funds target rate constant at 1.75% for the first half of the reporting period until lowering it 50 basis points in November to 1.25%. This move displayed that the Fed remains vigilant and will continue to use its power to ensure U.S. economic stability. The yield curve steepened rather uniformly, with the differential between long- and short-term interest rates remaining relatively unchanged. For example, the 2-year Treasury note's yield declined 51 basis points, from 2.23% to 1.72%, while the 10-year Treasury note's yield also declined 51 basis points, from 4.51% to 4.00%, for the six months ended January 31, 2003.

Although the economy faced significant headwinds, there were several important mitigating factors. Productivity accelerated as American workers produced more per unit of labor than ever before. This enabled corporations to show sequential earnings growth for the first time in a number of quarters. Real estate remained a particular area of strength as housing starts kept rising and mortgage rates stayed very low. The development of the Chinese marketplace as well as declining prices around the world has muted inflation, which should keep interest rates low. Along with fiscal stimulus in the form of tax cuts, these positive factors could help the economy as 2003 begins.

Troubled equity markets showed fleeting signs of life during the period. However, each time markets appeared to rally, those gains were subsequently given back largely due to mixed economic data and talk of a U.S.-led war against Iraq. In the end, most major indexes were essentially flat for the period. For the six months under review, the Standard & Poor's 500 Composite Index (S&P 500) fell 5.26% while the technology-laden Nasdaq Composite Index was down only 0.23%. 1 In terms of capitalization, no clear trend was evident as to the performance of small company versus large company stocks. Investment style results were a little more clear-cut, as value stocks generally fared better than their growth counterparts.

Overseas markets generally followed U.S. trends and continued to lag during the reporting period. In general, European and Latin American markets fared better than Asia. Also, developing markets did somewhat better than those of developed countries. For example, the Morgan Stanley Capital International (MSCI)



1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Nasdaq Composite Index measures all domestic and international common stocks listed on the Nasdaq Stock Market. The index is market value-weighted and includes over 4,000 companies.

Emerging Markets Free Index fell just 0.76% during the six months under review, while the MSCI Europe Australasia Far East (EAFE) Index posted a much larger loss of 9.07%. 2

The bond markets generally performed well as investors flocked to the perceived safety of fixed income investments. Higher-rated securities, including Treasuries and mortgages, continued to benefit from lower interest rates. Meanwhile, high yield bonds reversed a long run of weak performance as the outlook for corporate credit improved after being mired by rising defaults. The Lehman Brothers Government/Credit Index posted a return of 6.24% for the six months under review. 3

Within this environment, the three Target Funds were mixed versus their respective hybrid benchmark indexes, which comprise a weighted combination of the S&P 500 Index and the MSCI EAFE Index for equities and the Lehman Brothers Government/Credit Index for bonds. Specifically, the Conservative and Moderate Target Funds outperformed their benchmarks, while the Growth Target Fund trailed its benchmark. While domestic value fund holdings such as Mutual Shares Fund and Franklin Real Estate Securities Fund performed relatively better versus their equity benchmark, domestic growth fund holdings generally underperformed the benchmark.



2. Source: Standard & Poor's Micropal. The MSCI Emerging Markets Free Index is market capitalization-weighted and measures the total returns of equity securities in emerging markets globally. Only securities available to foreign (non-local) investors are included. The MSCI EAFE Index is market capitalization-weighted and measures the total returns of equity securities in the developed markets in Europe, Australasia and the Far East.
3. Source: Standard & Poor's Micropal. The Lehman Brothers Government/Credit Index includes fixed-rate debt issues rated investment grade or higher by Moody's, S&P or Fitch, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. government issues and $50 million for all others. All returns are market value-weighted inclusive of accrued interest. The index includes those issues in the Lehman Brothers Government Bond Index and Corporate Bond Index. The index includes issues of the U.S. government and agencies thereof, domestic corporate issues and foreign dollar-denominated issues. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization.
The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Funds' portfolios.

Meanwhile, foreign equity fund holdings such as Templeton Foreign Fund and Mutual European Fund, although down during the period, did outperform their benchmark. On the fixed-income side, although performing better on an absolute basis, led by Templeton Global Bond Fund, bond fund holdings generally underperformed their benchmark.


INVESTMENT STRATEGY
Throughout the reporting period, we maintained consistent exposure to the three broad asset classes in which the funds invest (equity, fixed income, and short-term investments and other net assets) and focused on actively managing the selection of the underlying funds. For your reference, the following asset class allocations are prescribed for each Target Fund:



                                                                  SHORT-TERM
                                                                INVESTMENTS AND
                                 EQUITY        FIXED INCOME    OTHER NET ASSETS
-------------------------------------------------------------------------------

Conservative Target Fund           40%              40%                20%

Moderate Target Fund               55%              35%                10%

Growth Target Fund                 80%              15%                 5%



Whenever possible, we will attempt to hold the same Franklin Templeton funds in each Target Fund's portfolio. However, underlying Franklin Templeton fund weightings will differ based on each Target Fund's risk level. We generally diversify the Target Funds' broad equity allocations across investment styles, market capitalization sizes, and countries of origin. Maintaining similarity of the underlying Franklin Templeton fund investments across the Allocator Series increased the consistency and relative predictability of the Target Funds' total returns. We also improved our ability to determine and interpret the source of the returns.

--------------------------------------------------------------------------------
A NOTE ABOUT
DUPLICATE MAILINGS
YOU WILL RECEIVE YOUR FUND'S SHAREHOLDER REPORT EVERY SIX MONTHS. TO REDUCE FUND EXPENSES, WE TRY TO IDENTIFY RELATED SHAREHOLDERS IN A HOUSEHOLD AND SEND ONLY ONE COPY OF THE REPORT. THIS PROCESS, CALLED "HOUSEHOLDING," WILL CONTINUE INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE. IF YOU PREFER NOT TO HAVE THESE DOCUMENTS HOUSEHOLDED, PLEASE CALL US AT 1-800/632-2301. AT ANY TIME YOU MAY VIEW CURRENT SHAREHOLDER REPORTS ON OUR WEBSITE.
--------------------------------------------------------------------------------


Looking forward, we expect our portfolio management discipline will generate consistent and proportionate investment results. At the same time, securities prices are always subject to volatility. Since no one can predict exactly how financial markets will perform, and bad years can be mixed with good, we believe it is important for investors to exercise patience and focus on their long-term investment goals, rather than on short-term market movements.

We appreciate your continued participation in Franklin Templeton Target Funds and look forward to helping you achieve your financial goals.

Sincerely,


/S/SIGNATURE
T. Anthony Coffey, CFA
Portfolio Manager
Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON
CONSERVATIVE TARGET FUND


--------------------------------------------------------------------------------
YOUR FUND'S GOAL: FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND SEEKS THE HIGHEST LEVEL OF LONG-TERM TOTAL RETURN ACHIEVABLE AT A LOWER LEVEL OF RISK.
--------------------------------------------------------------------------------


For the six months ended January 31, 2003, Franklin Templeton Conservative Target Fund - Class A posted a +1.03% cumulative total return, as shown in the Performance Summary beginning on page 9. This performance can be attributed largely to maintaining a static allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

At the end of the reporting period, Franklin Templeton Conservative Target Fund's domestic equity exposure was 70.9% of its total equity weighting, with the balance represented by foreign stocks. The portfolio was diversified across capitalization sizes and investment styles, and on January 31, 2003, we held shares in large-, mid-, and small-capitalization equity funds, representing value and growth styles. Franklin Small Cap Growth Fund II, representing 9.6% of the Fund's total net assets, was our largest equity fund weighting. Franklin Strategic Mortgage Portfolio was our largest fixed-income holding, representing 18.2% of total net assets.





ASSET ALLOCATION
Franklin Templeton Conservative Target Fund
Based on Total Net Assets
1/31/03
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
Domestic Fixed Income 33.2%
Domestic Equity 27.5%
Foreign Equity 11.3%
Foreign Fixed Income 7.2%
Short-Term Investments & Other Net Assets 20.8%

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 22.

TOP FIVE FUND HOLDINGS
Franklin Templeton
Conservative Target Fund
1/31/03

                                      % OF TOTAL
                                      NET ASSETS
-------------------------------------------------

Franklin Strategic
Mortgage Portfolio                         18.2%

Franklin Total Return Fund                 10.3%

Franklin Small Cap
Growth Fund II                              9.6%

Templeton Global Bond Fund                  7.2%

Mutual Shares Fund                          7.0%



Looking forward, we believe that the Fund will continue to benefit from our careful analysis and selection of underlying funds, while maintaining the same relative allocation among the three primary asset classes. Additionally, by carefully allocating the Fund's assets to both domestic and foreign equity fund holdings and varying capitalization sizes and investment styles, we hope to decrease the volatility of its return.







--------------------------------------------------------------------------------
This discussion reflects our analysis, opinions and portfolio holdings as of January 31, 2003, the end of the reporting period. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
--------------------------------------------------------------------------------

FRANKLIN TEMPLETON
CONSERVATIVE TARGET FUND


PERFORMANCE SUMMARY AS OF 1/31/03
DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. THE PERFORMANCE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


PRICE AND DISTRIBUTION INFORMATION



CLASS A                            CHANGE          1/31/03           7/31/02
-----------------------------------------------------------------------------
Net Asset Value (NAV)              -$0.07          $10.17            $10.24
DISTRIBUTIONS (8/1/02-1/31/03)
Dividend Income                    $0.1755

CLASS C                            CHANGE          1/31/03           7/31/02
-----------------------------------------------------------------------------
Net Asset Value (NAV)              -$0.07          $10.07            $10.14
DISTRIBUTIONS (8/1/02-1/31/03)
Dividend Income                    $0.1366

CLASS R                            CHANGE          1/31/03           7/31/02
-----------------------------------------------------------------------------
Net Asset Value (NAV)              -$0.07          $10.16            $10.23
DISTRIBUTIONS (8/1/02-1/31/03)
Dividend Income                    $0.1696


--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge (CDSC) for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

CLASS R: No initial sales charge, but subject to 1% CDSC for shares redeemed within 18 months of investment; are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
--------------------------------------------------------------------------------




Past performance does not guarantee future results.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s). Six-month return has not been annualized.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.



PERFORMANCE


                                                                              INCEPTION
CLASS A                                     6-MONTH      1-YEAR      5-YEAR  (12/31/96)
---------------------------------------------------------------------------------------
Cumulative Total Return 1                    +1.03%      -4.08%     +21.31%     +35.19%
Average Annual Total Return 2                -4.74%      -9.57%      +2.72%      +4.06%
Value of $10,000 Investment 3                $9,526      $9,043     $11,437     $12,742
Avg. Ann. Total Return (12/31/02) 4                      -9.29%      +2.78%      +4.19%

                                                                              INCEPTION
CLASS C                                     6-MONTH      1-YEAR      5-YEAR  (12/31/96)
---------------------------------------------------------------------------------------
Cumulative Total Return 1                    +0.66%      -4.75%     +16.86%     +28.79%
Average Annual Total Return 2                -1.31%      -6.64%      +2.95%      +4.08%
Value of $10,000 Investment 3                $9,869      $9,336     $11,567     $12,752
Avg. Ann. Total Return (12/31/02) 4                      -6.44%      +3.02%      +4.22%

                                                                              INCEPTION
CLASS R                                                 6-MONTH      1-YEAR    (1/1/02)
---------------------------------------------------------------------------------------
Cumulative Total Return 1                                +0.98%      -4.28%      -4.46%
Average Annual Total Return 2                            -0.02%      -5.22%      -5.01%
Value of $10,000 Investment 3                            $9,998      $9,478      $9,461
Avg. Ann. Total Return (12/31/02) 4                                  -4.93%      -5.02%


--------------------------------------------------------------------------------
Ongoing market volatility can significantly affect short-term performance; more recent returns may differ from those shown. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------


For more current performance, see "Funds and Performance" at franklintempleton.com or call 1-800/342-5236.


Past performance does not guarantee future results.

FRANKLIN TEMPLETON
MODERATE TARGET FUND



--------------------------------------------------------------------------------
YOUR FUND'S GOAL: FRANKLIN TEMPLETON MODERATE TARGET FUND SEEKS THE HIGHEST LEVEL OF LONG-TERM TOTAL RETURN ACHIEVABLE AT AN INTERMEDIATE LEVEL OF RISK.
--------------------------------------------------------------------------------


For the six months ended January 31, 2003, Franklin Templeton Moderate Target Fund - Class A posted a +0.10% cumulative total return, as shown in the Performance Summary beginning on page 13. This performance can be attributed largely to maintaining a static allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

At the end of the reporting period, Franklin Templeton Moderate Target Fund's domestic equity exposure was 69.9% of its total equity weighting, with the balance represented by foreign stocks. The portfolio was diversified across capitalization size and investment style, and on January 31, 2003, we held shares in large-, mid-, and small-capitalization equity funds, representing both value and growth styles. Franklin Small Cap Growth Fund II, representing 13.1% of the Fund's total net assets, was our largest equity fund weighting. Franklin Strategic Mortgage Portfolio was our largest fixed income holding, representing 16.0% of total net assets.



ASSET ALLOCATION
Franklin Templeton Moderate Target Fund
Based on Total Net Assets
1/31/03
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
Domestic Equity 37.4%
Domestic Fixed Income 28.7%
Foreign Equity 16.1%
Foreign Fixed Income 6.9%
Short-Term Investments & Other Net Assets 10.9%

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 26.

TOP FIVE FUND HOLDINGS
Franklin Templeton
Moderate Target Fund
1/31/03

                                  % OF TOTAL
                                  NET ASSETS
--------------------------------------------

Franklin Strategic
Mortgage Portfolio                  16.0%

Franklin Small Cap
Growth Fund II                      13.1%

Franklin Capital
Growth Fund                          9.7%

Franklin Total Return Fund           8.9%

Mutual European Fund                 8.4%



Looking forward, we believe that the Fund will continue to benefit from our careful analysis and selection of underlying funds, while maintaining the same relative allocation among the three primary asset classes. Additionally, by carefully allocating the Fund's assets to both domestic and foreign equity fund holdings and varying capitalization sizes and investment styles, we hope to decrease the volatility of its return.



--------------------------------------------------------------------------------
This discussion reflects our analysis, opinions and portfolio holdings as of January 31, 2003, the end of the reporting period. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 1/31/03
DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. THE PERFORMANCE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.





FRANKLIN TEMPLETON
MODERATE TARGET FUND



PRICE AND DISTRIBUTION INFORMATION


CLASS A                            CHANGE           1/31/03          7/31/02
----------------------------------------------------------------------------
Net Asset Value (NAV)              -$0.14           $9.68             $9.82
DISTRIBUTIONS (8/1/02-1/31/03)
Dividend Income                    $0.1502

CLASS C                            CHANGE           1/31/03          7/31/02
----------------------------------------------------------------------------
Net Asset Value (NAV)              -$0.15           $9.54             $9.69
DISTRIBUTIONS (8/1/02-1/31/03)
Dividend Income                    $0.1094

CLASS R                            CHANGE           1/31/03          7/31/02
----------------------------------------------------------------------------
Net Asset Value (NAV)              -$0.16           $9.66             $9.82
DISTRIBUTIONS (8/1/02-1/31/03)
Dividend Income                    $0.1433




--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge (CDSC) for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

CLASS R: No initial sales charge, but subject to 1% CDSC for shares redeemed within 18 months of investment; are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
--------------------------------------------------------------------------------





Past performance does not guarantee future results.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s). Six-month return has not been annualized.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.



PERFORMANCE

                                                                              INCEPTION
CLASS A                                     6-MONTH      1-YEAR      5-YEAR  (12/31/96)
---------------------------------------------------------------------------------------
Cumulative Total Return 1                    +0.10%      -7.85%     +11.41%     +26.72%
Average Annual Total Return 2                -5.67%     -13.18%      +0.98%      +2.96%
Value of $10,000 Investment 3                $9,433      $8,682     $10,500     $11,943
Avg. Ann. Total Return (12/31/02) 4                     -12.86%      +1.04%      +3.13%

                                                                              INCEPTION
CLASS C                                     6-MONTH      1-YEAR      5-YEAR  (12/31/96)
---------------------------------------------------------------------------------------
Cumulative Total Return 1                    -0.43%      -8.54%      +7.19%     +20.19%
Average Annual Total Return 2                -2.42%     -10.37%      +1.20%      +2.90%
Value of $10,000 Investment 3                $9,758      $8,963     $10,616     $11,900
Avg. Ann. Total Return (12/31/02) 4                     -10.04%      +1.22%      +3.08%

                                                                              INCEPTION
CLASS R                                                 6-MONTH      1-YEAR    (1/1/02)
---------------------------------------------------------------------------------------
Cumulative Total Return 1                                -0.18%      -8.12%      -8.54%
Average Annual Total Return 2                            -1.16%      -9.02%      -8.77%
Value of $10,000 Investment 3                            $9,884      $9,098      $9,056
Avg. Ann. Total Return (12/31/02) 4                                  -8.70%      -8.78%


--------------------------------------------------------------------------------
Ongoing market volatility can significantly affect short-term performance; more recent returns may differ from those shown. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------


For more current performance, see "Funds and Performance" at franklintempleton.com or call 1-800/342-5236.


Past performance does not guarantee future results.

FRANKLIN TEMPLETON
GROWTH TARGET FUND


--------------------------------------------------------------------------------
YOUR FUND'S GOAL: FRANKLIN TEMPLETON GROWTH TARGET FUND SEEKS THE HIGHEST LEVEL OF LONG-TERM TOTAL RETURN ACHIEVABLE AT A HIGHER LEVEL OF RISK.
--------------------------------------------------------------------------------


For the six months ended January 31, 2003, Franklin Templeton Growth Target Fund
- Class A posted a -2.88% cumulative total return, as shown in the Performance Summary beginning on page 17. This performance can be attributed largely to maintaining a static allocation among equities, fixed-income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

At the end of the reporting period, Franklin Templeton Growth Target Fund's domestic equity exposure was 69.5% of its total equity weighting, with the balance represented by foreign stocks. The portfolio was diversified across capitalization size and investment style, and on January 31, 2003, we held shares in large-, mid-, and small-capitalization equity funds, representing both value and growth styles. Franklin Small Cap Growth Fund II, representing 19.8% of the Fund's total net assets, was our largest fund weighting. Franklin Strategic Mortgage Portfolio was our largest fixed income holding, representing 7.2% of total net assets.



ASSET ALLOCATION
Franklin Templeton Growth Target Fund
Based on Total Net Assets
1/31/03
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
Domestic Equity 55.0%
Foreign Equity 24.1%
Domestic Fixed Income 12.4%
Foreign Fixed Income 3.2%
Short-Term Investments & Other Net Assets 5.3%

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 30.

TOP FIVE FUND HOLDINGS
Franklin Templeton
Growth Target Fund
1/31/03

                           % OF TOTAL
                           NET ASSETS
-------------------------------------

Franklin Small Cap
Growth Fund II                 19.8%

Franklin Capital
Growth Fund                    17.8%

Mutual European Fund           12.5%

Templeton Foreign Fund          8.0%

Franklin Strategic
Mortgage Portfolio              7.2%



Looking forward, we believe that the Fund will continue to benefit from our careful analysis and selection of underlying funds, while maintaining the same relative allocation among the three primary asset classes. Additionally, by carefully allocating the Fund's assets to both domestic and foreign equity fund holdings and varying capitalization sizes and investment styles, we hope to decrease the volatility of its return.


--------------------------------------------------------------------------------
This discussion reflects our analysis, opinions and portfolio holdings as of January 31, 2003, the end of the reporting period. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
--------------------------------------------------------------------------------

FRANKLIN TEMPLETON
GROWTH TARGET FUND


PERFORMANCE SUMMARY AS OF 1/31/03
DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. THE PERFORMANCE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.



PRICE AND DISTRIBUTION INFORMATION



CLASS A                            CHANGE           1/31/03           7/31/02
-----------------------------------------------------------------------------
Net Asset Value (NAV)              -$0.37           $9.10             $9.47
DISTRIBUTIONS (8/1/02-1/31/03)
Dividend Income                    $0.0994

CLASS C                            CHANGE           1/31/03           7/31/02
-----------------------------------------------------------------------------
Net Asset Value (NAV)              -$0.33           $9.07             $9.40
DISTRIBUTIONS (8/1/02-1/31/03)
Dividend Income                    $0.0267

CLASS R                            CHANGE           1/31/03           7/31/02
-----------------------------------------------------------------------------
Net Asset Value (NAV)              -$0.40           $9.07             $9.47
DISTRIBUTIONS (8/1/02-1/31/03)
Dividend Income                    $0.1085


--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge (CDSC) for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

CLASS R: No initial sales charge, but subject to 1% CDSC for shares redeemed within 18 months of investment; are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
--------------------------------------------------------------------------------





Past performance does not guarantee future results.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s). Six-month return has not been annualized.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.



PERFORMANCE



                                                                              INCEPTION
CLASS A                                     6-MONTH      1-YEAR      5-YEAR  (12/31/96)
---------------------------------------------------------------------------------------
Cumulative Total Return 1                    -2.88%     -15.08%      +0.18%     +12.84%
Average Annual Total Return 2                -8.48%     -19.95%      -1.14%      +1.02%
Value of $10,000 Investment 3                $9,152      $8,005      $9,442     $10,635
Avg. Ann. Total Return (12/31/02) 4                     -19.58%      -0.93%      +1.27%

                                                                              INCEPTION
CLASS C                                     6-MONTH      1-YEAR      5-YEAR  (12/31/96)
---------------------------------------------------------------------------------------
Cumulative Total Return 1                    -3.23%     -15.62%      -3.42%      +8.13%
Average Annual Total Return 2                -5.11%     -17.31%      -0.89%      +1.13%
Value of $10,000 Investment 3                $9,489      $8,269      $9,560     $10,706
Avg. Ann. Total Return (12/31/02) 4                     -16.87%      -0.66%      +1.40%

                                                                              INCEPTION
CLASS R                                                 6-MONTH      1-YEAR    (1/1/02)
---------------------------------------------------------------------------------------
Cumulative Total Return 1                                -3.10%     -15.27%     -16.20%
Average Annual Total Return 2                            -4.06%     -16.11%     -15.88%
Value of $10,000 Investment 3                            $9,594      $8,389      $8,297
Avg. Ann. Total Return (12/31/02) 4                                 -15.68%     -15.84%


--------------------------------------------------------------------------------
Ongoing market volatility can significantly affect short-term performance; more recent returns may differ from those shown. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

For more current performance, see "Funds and Performance" at franklintempleton.com or call 1-800/342-5236.


Past performance does not guarantee future results.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                                                          CLASS A
                                            -----------------------------------------------------------------
                                            SIX MONTHS ENDED
                                            JANUARY 31, 2003                YEAR ENDED JULY 31,
                                                            -------------------------------------------------
                                              (UNAUDITED)      2002      2001       2000      1999      1998
                                            -----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ......        $10.23    $11.30    $12.13     $10.73    $11.00    $10.87
                                            -----------------------------------------------------------------
Income from investment operations:
 Net investment income a ..................           .15       .31       .54        .58       .41       .39
 Net realized and unrealized gains (losses)          (.03)     (.95)     (.47)      1.41      (.08)      .18
                                            -----------------------------------------------------------------
Total from investment operations ..........           .12      (.64)      .07       1.99       .33       .57
                                            -----------------------------------------------------------------
Less distributions from:
 Net investment income ....................          (.18)     (.34)     (.56)      (.53)     (.41)     (.38)
 Net realized gains .......................            --      (.09)     (.34)      (.06)     (.19)     (.06)
                                            -----------------------------------------------------------------
Total distributions .......................          (.18)     (.43)     (.90)      (.59)     (.60)     (.44)
                                            -----------------------------------------------------------------
Net asset value, end of period ............        $10.17    $10.23    $11.30     $12.13    $10.73    $11.00
                                            =================================================================

Total return b ............................         1.03%   (5.74)%      .58%     18.77%     3.23%     5.41%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .........       $42,818   $35,991   $26,523    $18,050   $14,850   $11,637
Ratios to average net assets:
 Expenses .................................          .89% c    .96%      .92%       .98%      .75%      .76%
 Expenses excluding waiver and
 payments by affiliate ....................          .89% c    .96%      .92%       .99%      .83%     1.07%
 Net investment income ....................         2.96% c   2.86%     4.61%      4.95%     3.83%     3.88%
Portfolio turnover rate ...................        12.96%     5.75%    44.98%    103.79%   218.87%   141.96%




a Based on average shares outstanding effective year ended July 31, 1999.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Annualized

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights (CONTINUED)

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND (CONT.)

                                                                        CLASS C
                                            -----------------------------------------------------------------
                                             SIX MONTHS ENDED               YEAR ENDED JULY 31,
                                             JANUARY 31, 2003------------------------------------------------
                                               (UNAUDITED)     2002      2001       2000      1999      1998
                                            -----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ......        $10.14    $11.20    $12.03    $10.65     $10.92    $10.81
                                            -----------------------------------------------------------------
Income from investment operations:
 Net investment income a ..................           .12       .23       .44        .50       .33       .33
 Net realized and unrealized gains (losses)          (.05)     (.94)     (.46)      1.39      (.08)      .15
                                            -----------------------------------------------------------------
Total from investment operations ..........           .07      (.71)     (.02)      1.89       .25       .48
                                            -----------------------------------------------------------------
Less distributions from:
 Net investment income ....................          (.14)     (.26)     (.47)      (.45)     (.33)     (.31)
 Net realized gains .......................            --      (.09)     (.34)      (.06)     (.19)     (.06)
                                            -----------------------------------------------------------------
Total distributions .......................          (.14)     (.35)     (.81)      (.51)     (.52)     (.37)
                                            -----------------------------------------------------------------
Net asset value, end of period ............        $10.07    $10.14    $11.20     $12.03    $10.65    $10.92
                                            =================================================================

Total return b ............................          .66%   (6.48)%    (.16)%     17.88%     2.49%     4.56%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .........       $24,381   $22,436   $17,340    $12,548   $10,611   $10,218
Ratios to average net assets:
 Expenses .................................         1.57% c   1.70%     1.67%      1.71%     1.50%     1.50%
 Expenses excluding waiver and
 payments by affiliate ....................         1.57% c   1.70%     1.67%      1.72%     1.58%     1.81%
 Net investment income ....................         2.28% c   2.15%     3.83%      4.24%     3.13%     3.27%
Portfolio turnover rate ...................        12.96%     5.75%    44.98%    103.79%   218.87%   141.96%




a Based on average shares outstanding effective year ended July 31, 1999.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Annualized

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights (CONTINUED)

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND (CONT.)

                                                                  CLASS R
                                                   ----------------------------------------
                                                    SIX MONTHS ENDED  PERIOD ENDED JULY 31,
                                                    JANUARY 31, 2003  ---------------------
                                                       (UNAUDITED)              2002 d
                                                   ----------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............        $10.23              $10.89
                                                   ----------------------------------------
Income from investment operations:
 Net investment income a .........................           .15                 .12
 Net realized and unrealized gains (losses) ......          (.05)               (.70)
                                                   ----------------------------------------
Total from investment operations .................           .10                (.58)
                                                   ----------------------------------------
Less distributions from net investment income ....          (.17)               (.08)
                                                   ----------------------------------------
Net asset value, end of period ...................        $10.16              $10.23
                                                   ========================================

Total return b ...................................          .98%             (5.38)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ................        $2,003                $543
Ratios to average net assets:
 Expenses c ......................................         1.14%               1.21%
 Net investment income c .........................         2.71%               1.93%
Portfolio turnover rate ..........................        12.96%               5.75%




a Based on average shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c Annualized
d For the period January 1, 2002 (effective date) to July 31, 2002.

                       See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS, JANUARY 31, 2003 (UNAUDITED)

  FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND                                      SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------
  MUTUAL FUNDS (NOTE 1) 99.6%
  CASH EQUIVALENTS 20.4%
a Franklin Institutional Fiduciary Trust Money Market Portfolio ..............   14,125,200           $14,125,200
                                                                                                      -----------
  DOMESTIC EQUITY 27.5%
b Franklin Capital Growth Fund, Advisor Class ................................      394,744             3,110,580
  Franklin Natural Resources Fund, Advisor Class .............................      121,882             1,731,947
  Franklin Real Estate Securities Fund, Advisor Class ........................       99,849             1,569,629
b Franklin Small Cap Growth Fund II, Advisor Class ...........................      921,424             6,615,823
b Franklin Technology Fund, Advisor Class ....................................      405,552             1,208,545
  Mutual Shares Fund, Class Z ................................................      288,647             4,820,406
                                                                                                      -----------
                                                                                                       19,056,930
                                                                                                      -----------
  FIXED INCOME 33.2%
  Franklin Strategic Income Fund, Advisor Class ..............................      345,482             3,157,707
  Franklin Strategic Mortgage Portfolio ......................................    1,231,870            12,626,669
  Franklin Total Return Fund, Advisor Class ..................................      717,915             7,150,429
                                                                                                       22,934,805
                                                                                                      -----------
  FOREIGN EQUITY 11.3%
  Mutual European Fund, Class Z ..............................................      326,179             4,113,120
  Templeton Foreign Fund, Advisor Class ......................................      312,298             2,526,492
  Templeton Global Smaller Companies Fund, Advisor Class .....................      223,471             1,179,925
                                                                                                      -----------
                                                                                                        7,819,537
                                                                                                      -----------
  FOREIGN FIXED INCOME 7.2%
  Templeton Global Bond Fund, Advisor Class ..................................      549,295             5,004,082
                                                                                                      -----------
  TOTAL INVESTMENTS (COST $73,154,356) 99.6% .................................                         68,940,554
  OTHER ASSETS, LESS LIABILITIES .4% .........................................                            261,525
                                                                                                      -----------
  NET ASSETS 100.0% ..........................................................                        $69,202,079
                                                                                                      ===========


a See Note 6 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.
b Non-income producing

                       See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights

FRANKLIN TEMPLETON MODERATE TARGET FUND

                                                                             CLASS A
                                             ----------------------------------------------------------------
                                             SIX MONTHS ENDED                YEAR ENDED JULY 31,
                                             JANUARY 31, 2003 -----------------------------------------------
                                                (UNAUDITED)    2002      2001       2000      1999      1998
                                             ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .......        $9.83    $11.31    $12.83     $10.44    $10.77    $11.26
                                             ----------------------------------------------------------------
Income from investment operations:
 Net investment income a ...................          .13       .26       .47        .51       .33       .37
 Net realized and unrealized gains (losses)          (.13)    (1.31)    (1.48)      2.35      (.17)      .01
                                             ----------------------------------------------------------------
Total from investment operations ...........           --     (1.05)    (1.01)      2.86       .16       .38
                                             ----------------------------------------------------------------
Less distributions from:
 Net investment income .....................         (.15)     (.29)     (.51)      (.47)     (.31)     (.38)
 Net realized gains ........................           --      (.14)       -- d       --      (.18)     (.49)
                                             ----------------------------------------------------------------
Total distributions ........................         (.15)     (.43)     (.51)      (.47)     (.49)     (.87)
                                             ----------------------------------------------------------------
Net asset value, end of period .............        $9.68    $ 9.83    $11.31     $12.83    $10.44    $10.77
                                             ================================================================

Total return b .............................         .10%   (9.69)%   (8.05)%     27.79%     1.74%     3.71%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..........      $94,236   $85,035   $70,810    $41,348   $28,694   $23,028
Ratios to average net assets:
 Expenses ..................................         .87% c    .96%      .87%       .83%      .85%      .77%
 Expenses excluding waiver and
 payments by affiliate .....................         .87% c    .96%      .87%       .83%      .85%      .94%
 Net investment income .....................        2.66% c   2.46%     3.95%      4.20%     3.23%     3.37%
Portfolio turnover rate ....................       10.39%     8.88%    46.01%     85.78%   202.78%   124.87%




a Based on average shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Annualized
d The fund made a capital gain distribution of $.003.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights (CONTINUED)

FRANKLIN TEMPLETON MODERATE TARGET FUND (CONT.)

                                                                          CLASS C
                                             ----------------------------------------------------------------
                                             SIX MONTHS ENDED               YEAR ENDED JULY 31,
                                             JANUARY 31, 2003 -----------------------------------------------
                                               (UNAUDITED)     2002      2001       2000      1999      1998
                                             ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .......        $9.69    $11.16    $12.67     $10.31    $10.65    $11.16
                                             ----------------------------------------------------------------
Income from investment operations:
 Net investment income a ...................          .10       .19       .39        .41       .25       .30
 Net realized and unrealized gains (losses)          (.14)    (1.31)    (1.48)      2.33      (.17)       --
                                             ----------------------------------------------------------------
Total from investment operations ...........         (.04)    (1.12)    (1.09)      2.74       .08       .30
                                             ----------------------------------------------------------------
Less distributions from:
 Net investment income .....................         (.11)     (.21)     (.42)      (.38)     (.24)     (.32)
 Net realized gains ........................           --      (.14)       -- d       --      (.18)     (.49)
                                             ----------------------------------------------------------------
Total distributions ........................         (.11)     (.35)     (.42)      (.38)     (.42)     (.81)
                                             ----------------------------------------------------------------
Net asset value, end of period .............        $9.54    $ 9.69    $11.16     $12.67    $10.31    $10.65
                                             ================================================================

Total return b .............................       (.43)%  (10.31)%   (8.69)%     26.84%      .88%     2.98%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..........      $43,701   $39,835   $41,535    $35,506   $24,419   $19,501
Ratios to average net assets:
 Expenses ..................................        1.56% c   1.71%     1.62%      1.57%     1.60%     1.50%
 Expenses excluding waiver and
 payments by affiliate .....................        1.56% c   1.71%     1.62%      1.57%     1.60%     1.68%
 Net investment income .....................        1.97% c   1.77%     3.30%      3.40%     2.51%     2.75%
Portfolio turnover rate ....................       10.39%     8.88%    46.01%     85.78%   202.78%   124.87%



a Based on average shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Annualized
d The fund made a capital gain distribution of $.003.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights (CONTINUED)

FRANKLIN TEMPLETON MODERATE TARGET FUND (CONT.)

                                                                           CLASS R
                                                             ----------------------------------------
                                                             SIX MONTHS ENDED   PERIOD ENDED JULY 31,
                                                             JANUARY 31, 2003 -----------------------
                                                                (UNAUDITED)             2002 d
                                                             ----------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................         $9.82             $10.79
                                                             ----------------------------------------
Income from investment operations:
 Net investment income a ...................................           .11                .09
 Net realized and unrealized gains (losses) ................          (.13)              (.99)
                                                             ----------------------------------------
Total from investment operations ...........................          (.02)              (.90)
                                                             ----------------------------------------
Less distributions from net investment income ..............          (.14)             (.07)
                                                             ----------------------------------------
Net asset value, end of period .............................         $9.66              $9.82
                                                             ========================================

Total return b .............................................        (.18)%            (8.38)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..........................        $6,484                $94
Ratios to average net assets:
 Expenses c ................................................         1.12%              1.21%
 Net investment income c ...................................         2.41%              1.53%
Portfolio turnover rate ....................................        10.39%              8.88%



a Based on average shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c Annualized
d For the period January 1, 2002 (effective date) to July 31, 2002.

                       See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS, JANUARY 31, 2003 (UNAUDITED)


FRANKLIN TEMPLETON MODERATE TARGET FUND                                            SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------
      MUTUAL FUNDS (NOTE 1) 99.1%
      CASH EQUIVALENTS 10.0%
    a Franklin Institutional Fiduciary Trust Money Market Portfolio ..........   14,495,016          $ 14,495,016
                                                                                                     ------------
      DOMESTIC EQUITY 37.4%
    b Franklin Capital Growth, Advisor Class .................................    1,780,008            14,026,466
    c Franklin Natural Resources Fund, Advisor Class .........................      324,880             4,616,548
      Franklin Real Estate Securities Fund, Advisor Class ....................      295,378             4,643,345
    b Franklin Small Cap Growth Fund II, Advisor Class .......................    2,630,701            18,888,431
  b,c Franklin Technology Fund, Advisor Class ................................    1,163,963             3,468,608
      Mutual Shares Fund, Class Z ............................................      498,919             8,331,940
                                                                                                     ------------
                                                                                                       53,975,338
                                                                                                     ------------
      FIXED INCOME 28.7%
      Franklin Strategic Income Fund, Advisor Class ..........................      596,579             5,452,734
    c Franklin Strategic Mortgage Portfolio ..................................    2,254,219            23,105,746
      Franklin Total Return Fund, Advisor Class ..............................    1,288,119            12,829,670
                                                                                                     ------------
                                                                                                       41,388,150
                                                                                                     ------------
      FOREIGN EQUITY 16.1%
      Mutual European Fund, Class Z ..........................................      967,343            12,198,201
      Templeton Foreign Fund, Advisor Class ..................................      923,053             7,467,503
      Templeton Global Smaller Companies Fund, Advisor Class .................      675,928             3,568,902
                                                                                                     ------------
                                                                                                       23,234,606
                                                                                                     ------------
      FOREIGN FIXED INCOME 6.9%
      Templeton Global Bond Fund, Advisor Class ..............................    1,094,245             9,968,576
                                                                                                     ------------
      TOTAL INVESTMENTS (COST $159,823,312) 99.1% ............................                        143,061,686
      OTHER ASSETS, LESS LIABILITIES .9% .....................................                          1,359,124
                                                                                                     ------------
      NET ASSETS 100.0% ......................................................                       $144,420,810
                                                                                                     ============



a See Note 6 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.
b Non-income producing
c See Note 7 regarding investments in underlying funds.

                       See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights

FRANKLIN TEMPLETON GROWTH TARGET FUND

                                                                               CLASS A
                                             ----------------------------------------------------------------
                                             SIX MONTHS ENDED                YEAR ENDED JULY 31,
                                             JANUARY 31, 2003 -----------------------------------------------
                                               (UNAUDITED)     2002      2001       2000      1999      1998
                                             ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .......        $9.47    $11.64    $14.50     $11.01    $11.16    $11.33
                                             ----------------------------------------------------------------
Income from investment operations:
 Net investment income a ...................          .07       .13       .38        .40       .28       .33
 Net realized and unrealized gains (losses)          (.34)    (2.01)    (2.80)      3.77       .11      (.05)
                                             ----------------------------------------------------------------
Total from investment operations ...........         (.27)    (1.88)    (2.42)      4.17       .39       .28
                                             ----------------------------------------------------------------
Less distributions from:
 Net investment income .....................         (.10)     (.13)     (.44)      (.39)     (.25)     (.30)
 Net realized gains ........................           --      (.16)       --       (.29)     (.29)     (.15)
                                             ----------------------------------------------------------------
Total distributions ........................         (.10)     (.29)     (.44)      (.68)     (.54)     (.45)
                                             ----------------------------------------------------------------
Net asset value, end of period .............        $9.10    $ 9.47    $11.64     $14.50    $11.01    $11.16
                                             ================================================================

Total return b .............................      (2.88)%  (16.44)%  (16.94)%     38.55%     3.91%     2.63%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..........      $73,912   $69,663   $67,186    $66,445   $40,839   $27,042
Ratios to average net assets:
 Expenses ..................................         .90% c    .93%      .85%       .84%      .75%      .75%
 Expenses excluding waiver and
 payments by affiliate .....................         .90% c    .93%      .85%       .85%      .86%      .98%
 Net investment income .....................        1.41% c   1.20%     2.98%      2.93%     2.61%     2.80%
Portfolio turnover rate ....................        9.80%    14.24%    59.41%     73.82%   207.65%   118.19%



a Based on average shares outstanding effective year ended July 31, 1999.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Annualized

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights (CONTINUED)

FRANKLIN TEMPLETON GROWTH TARGET FUND (CONT.)

                                                                              CLASS C
                                             ----------------------------------------------------------------
                                             SIX MONTHS ENDED              YEAR ENDED JULY 31,
                                             JANUARY 31, 2003 -----------------------------------------------
                                               (UNAUDITED)     2002      2001       2000      1999      1998
                                             ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ......         $9.40    $11.58    $14.43     $10.92    $11.08    $11.30
                                             ----------------------------------------------------------------
Income from investment operations:
 Net investment income a ..................           .03       .05       .29        .29       .21       .24
 Net realized and unrealized gains (losses)          (.33)    (1.99)    (2.79)      3.77       .10      (.05)
                                             ----------------------------------------------------------------
Total from investment operations ..........          (.30)    (1.94)    (2.50)      4.06       .31       .19
                                             ----------------------------------------------------------------
Less distributions from:
 Net investment income ....................          (.03)     (.08)     (.35)      (.26)     (.18)     (.26)
 Net realized gains .......................            --      (.16)       --       (.29)     (.29)     (.15)
                                             ----------------------------------------------------------------
Total distributions .......................          (.03)     (.24)     (.35)      (.55)     (.47)     (.41)
                                             ----------------------------------------------------------------
Net asset value, end of period ............         $9.07    $ 9.40    $11.58     $14.43    $10.92    $11.08
                                             ================================================================

Total return b ............................       (3.23)%  (17.00)%  (17.57)%     37.64%     3.12%     1.84%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .........       $32,827   $31,255   $37,884    $38,666   $21,902   $20,752
Ratios to average net assets:
 Expenses .................................         1.62% c   1.68%     1.60%      1.59%     1.50%     1.50%
 Expenses excluding waiver and
 payments by affiliate ....................         1.62% c   1.68%     1.60%      1.60%     1.61%     1.73%
 Net investment income ....................          .69% c    .50%     2.24%      2.16%     2.00%     1.97%
Portfolio turnover rate ...................         9.80%    14.24%    59.41%     73.82%   207.65%   118.19%



a Based on average shares outstanding effective year ended July 31, 1999.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Annualized

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights (CONTINUED)

FRANKLIN TEMPLETON GROWTH TARGET FUND (CONT.)

                                                                        CLASS R
                                                         ----------------------------------------
                                                         SIX MONTHS ENDED   PERIOD ENDED JULY 31,
                                                         JANUARY 31, 2003 -----------------------
                                                           (UNAUDITED)            2002 d
                                                         ----------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..................         $9.46             $10.95
                                                         ----------------------------------------
Income from investment operations:
 Net investment income a ..............................           .07                .01
 Net realized and unrealized gains (losses) ...........          (.35)             (1.50)
                                                         ----------------------------------------
Total from investment operations ......................          (.28)             (1.49)
                                                         ----------------------------------------
Less distributions from net investment income .........          (.11)                --
                                                         ----------------------------------------
Net asset value, end of period ........................         $9.07             $ 9.46
                                                         ========================================

Total return b ........................................       (3.10)%           (13.52)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .....................        $2,648               $141
Ratios to average net assets:
 Expenses c ...........................................         1.15%              1.18%
 Net investment income c ..............................         1.16%               .18%
Portfolio turnover rate ...............................         9.80%             14.24%



a Based on average shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c Annualized
d For the period January 1, 2002 (effective date) to July 31, 2002.

                       See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS, JANUARY 31, 2003 (UNAUDITED)

  FRANKLIN TEMPLETON GROWTH TARGET FUND                                              SHARES               VALUE
-------------------------------------------------------------------------------------------------------------------
      MUTUAL FUNDS (NOTE 1) 99.9%
      CASH EQUIVALENTS 5.2%
    a Franklin Institutional Fiduciary Trust Money Market Portfolio .............   5,741,103          $  5,741,103
                                                                                                       ------------
      DOMESTIC EQUITY 55.0%
    b Franklin Capital Growth Fund, Advisor Class ...............................   2,468,665            19,453,084
    c Franklin Natural Resources Fund, Advisor Class ............................     368,035             5,229,773
      Franklin Real Estate Securities Fund, Advisor Class .......................     289,235             4,546,781
    b Franklin Small Cap Growth Fund II, Advisor Class ..........................   3,013,104            21,634,086
  b,c Franklin Technology Fund, Advisor Class ...................................   1,374,689             4,096,574
      Mutual Shares Fund, Class Z ...............................................     309,634             5,170,892
                                                                                                       ------------
                                                                                                         60,131,190
                                                                                                       ------------
      FIXED INCOME 12.4%
      Franklin Strategic Income Fund, Advisor Class .............................     178,974             1,635,821
      Franklin Strategic Mortgage Portfolio .....................................     763,811             7,829,061
      Franklin Total Return Fund, Advisor Class .................................     410,832             4,091,891
                                                                                                       ------------
                                                                                                         13,556,773
                                                                                                       ------------
      FOREIGN EQUITY 24.1%
      Mutual European Fund, Class Z .............................................   1,085,168            13,683,975
      Templeton Foreign Fund, Advisor Class .....................................   1,075,048             8,697,142
      Templeton Global Smaller Companies Fund, Advisor Class ....................     760,019             4,012,898
                                                                                                       ------------
                                                                                                         26,394,015
                                                                                                       ------------
      FOREIGN FIXED INCOME 3.2%
      Templeton Global Bond Fund, Advisor Class .................................     382,091             3,480,848
                                                                                                       ------------
      TOTAL INVESTMENTS (COST $134,182,860) 99.9% ...............................                       109,303,929
      OTHER ASSETS, LESS LIABILITIES .1% ........................................                            82,694
                                                                                                       ------------
      NET ASSETS 100.0% .........................................................                      $109,386,623
                                                                                                       ============




aSee Note 6 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.
bNon-income producing
cSee Note 7 regarding investments in underlying funds.

                       See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2003 (UNAUDITED)

                                                          FRANKLIN TEMPLETON  FRANKLIN TEMPLETON  FRANKLIN TEMPLETON
                                                             CONSERVATIVE          MODERATE            GROWTH
                                                              TARGET FUND         TARGET FUND        TARGET FUND
                                                          ----------------------------------------------------------
Assets:
 Investments in securities:
  Cost .................................................       $73,154,356       $159,823,312      $134,182,860
                                                          ==========================================================
  Value ................................................        68,940,554        143,061,686       109,303,929
 Receivables:
  Capital shares sold ..................................           462,797          1,678,276           479,060
                                                          ----------------------------------------------------------
      Total assets .....................................       $69,403,351       $144,739,962      $109,782,989
                                                          ----------------------------------------------------------
Liabilities:
 Payables:
  Capital shares redeemed ..............................            52,314             70,144           184,551
  Affiliates ...........................................            80,044            174,846           118,464
  Registration fees ....................................            11,020             15,104             6,487
  Shareholders .........................................            20,049             27,601            27,763
  Unaffiliated transfer agent fees .....................            26,290             26,755            42,775
 Other liabilities .....................................            11,555              4,702            16,326
                                                          ----------------------------------------------------------
      Total liabilities ................................           201,272            319,152           396,366
                                                          ----------------------------------------------------------
       Net assets, at value ............................       $69,202,079       $144,420,810      $109,386,623
                                                          ==========================================================
Net assets consist of:
 Undistributed net investment income (loss) ............       $    95,184       $    131,828      $     (5,395)
 Net unrealized appreciation (depreciation) ............        (4,213,802)       (16,761,626)      (24,878,931)
 Accumulated net realized gain (loss) ..................        (1,009,408)        (2,674,092)       (4,168,018)
 Capital shares ........................................        74,330,105        163,724,700       138,438,967
                                                          ----------------------------------------------------------
       Net assets, at value ............................       $69,202,079       $144,420,810      $109,386,623
                                                          ==========================================================



                       See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
JANUARY 31, 2003 (UNAUDITED)

                                                      FRANKLIN TEMPLETON     FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                         CONSERVATIVE             MODERATE              GROWTH
                                                          TARGET FUND           TARGET FUND           TARGET FUND
                                                      --------------------------------------------------------------
CLASS A:
 Net assets, at value ..............................      $42,817,875            $94,236,226        $73,911,852
                                                      ==============================================================
 Shares outstanding ................................        4,211,114              9,739,725          8,121,470
                                                      ==============================================================
 Net asset value per share * .......................           $10.17                 $ 9.68              $9.10
                                                      ==============================================================
 Maximum offering price per share
 (net asset value per share [DIVIDE] 94.25%) .......           $10.79                 $10.27              $9.66
                                                      ==============================================================
CLASS C:
 Net assets, at value ..............................      $24,381,039            $43,700,781        $32,826,524
                                                      ==============================================================
 Shares outstanding ................................        2,420,745              4,578,843          3,620,398
                                                      ==============================================================
 Net asset value per share * .......................           $10.07                 $ 9.54              $9.07
                                                      ==============================================================
 Maximum offering price per share
 (net asset value per share [DIVIDE] 99%) ..........          $10.17                 $ 9.64              $9.16
                                                      ==============================================================
CLASS R:
 Net assets, at value ..............................      $ 2,003,165            $ 6,483,803        $ 2,648,247
                                                      ==============================================================
 Shares outstanding ................................          197,222                671,177            292,062
                                                      ==============================================================
 Net asset value and maximum offering
 price per share * .................................           $10.16                 $ 9.66              $9.07
                                                      ==============================================================




*Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

                       See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2003 (UNAUDITED)


                                                       FRANKLIN TEMPLETON   FRANKLIN TEMPLETON       FRANKLIN TEMPLETON
                                                          CONSERVATIVE           MODERATE                  GROWTH
                                                           TARGET FUND          TARGET FUND              TARGET FUND
                                                       ----------------------------------------------------------------
Investment income:
 Dividends ...........................................      $1,227,447         $ 2,335,704              $ 1,208,926
                                                       ----------------------------------------------------------------
Expenses:
 Asset allocation fees (Note 3) ......................          63,337             148,290                  123,664
 Distribution fees (Note 3)
  Class A ............................................          48,491             110,644                   89,210
  Class C ............................................         110,927             196,338                  152,705
  Class R ............................................           3,179               5,472                    3,605
 Transfer agent fees (Note 3) ........................          87,904             204,255                  159,078
 Registration and filing fees ........................          36,140              41,923                   33,592
 Other ...............................................          15,794              15,437                   24,436
                                                       ----------------------------------------------------------------
      Total expenses .................................         365,772             722,359                  586,290
                                                       ----------------------------------------------------------------
       Net investment income .........................         861,675           1,613,345                  622,636
                                                       ----------------------------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ........................................        (884,972)         (1,445,047)              (1,949,844)
  Distributions by underlying funds ..................           6,994              12,633                    4,387
                                                       ----------------------------------------------------------------
      Net realized gain (loss) .......................        (877,978)         (1,432,414)              (1,945,457)
 Net unrealized appreciation
 (depreciation) on investments .......................         700,624            (292,605)              (1,812,144)
                                                       ----------------------------------------------------------------
Net realized and unrealized gain (loss) ..............        (177,354)         (1,725,019)              (3,757,601)
                                                       ----------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations ...........................      $  684,321         $  (111,674)             $(3,134,965)
                                                       ================================================================


                       See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JANUARY 31, 2003 (UNAUDITED)
AND THE YEAR ENDED JULY 31, 2002

                                                         FRANKLIN TEMPLETON                 FRANKLIN TEMPLETON
                                                      CONSERVATIVE TARGET FUND             MODERATE TARGET FUND
                                                 -----------------------------------------------------------------------
                                                    SIX MONTHS           YEAR             SIX MONTHS           YEAR
                                                       ENDED             ENDED               ENDED             ENDED
                                                 JANUARY 31, 2003    JULY 31, 2002     JANUARY 31, 2003    JULY 31, 2002
                                                 -----------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ........................     $   861,675      $ 1,361,257       $  1,613,345      $  2,585,260
  Net realized gain (loss) from
  investments and distributions
   by underlying funds .........................        (877,978)         (74,798)        (1,432,414)       (1,220,416)
  Net unrealized appreciation (depreciation) on
   investments .................................         700,624       (4,578,859)          (292,605)      (14,281,009)
                                                 -----------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from operations ...............         684,321       (3,292,400)          (111,674)      (12,916,165)
 Distributions to shareholders from:
  Net investment income:
   Class A .....................................        (665,272)        (950,842)        (1,373,962)       (1,922,429)
   Class C .....................................        (322,236)        (448,752)          (476,208)         (796,725)
   Class R .....................................         (23,100)          (3,561)           (18,685)             (387)
  Net realized gains:
   Class A .....................................              --         (252,711)                --          (886,351)
   Class C .....................................              --         (152,365)                --          (512,583)
                                                 -----------------------------------------------------------------------
 Total distributions to shareholders ...........      (1,010,608)      (1,808,231)        (1,868,855)       (4,118,475)
 Capital share transactions: (Note 2)
   Class A .....................................       7,046,435       12,569,487         10,598,713        25,336,585
   Class C .....................................       2,040,469        7,063,976          4,507,192         4,215,120
   Class R .....................................       1,471,236          574,585          6,330,795           102,846
                                                 -----------------------------------------------------------------------
 Total capital share transactions ..............      10,558,140       20,208,048         21,436,700        29,654,551
      Net increase (decrease) in net assets ....      10,231,853       15,107,417         19,456,171        12,619,911
Net assets
 Beginning of period ...........................      58,970,226       43,862,809        124,964,639       112,344,728
                                                 -----------------------------------------------------------------------
 End of period .................................     $69,202,079      $58,970,226       $144,420,810      $124,964,639
                                                 =======================================================================
Undistributed net investment income
 (loss) included in net assets:
  End of period ................................     $    95,184      $   244,117       $    131,828      $    387,338
                                                 =======================================================================

                       See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE SIX MONTHS ENDED JANUARY 31, 2003 (UNAUDITED)
AND THE YEAR ENDED JULY 31, 2002

                                                                                    FRANKLIN TEMPLETON
                                                                                    GROWTH TARGET FUND
                                                                         ----------------------------------------
                                                                            SIX MONTHS                  YEAR
                                                                               ENDED                    ENDED
                                                                         JANUARY 31, 2003           JULY 31, 2002
                                                                         ----------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...............................................   $    622,636              $    987,529
  Net realized gain (loss) from investments and
 distributions by underlying funds ....................................     (1,945,457)               (2,055,250)
  Net unrealized appreciation (depreciation)
 on investments .......................................................     (1,812,144)              (18,015,905)
                                                                         ----------------------------------------
      Net increase (decrease) in net assets
 resulting from operations ............................................     (3,134,965)              (19,083,626)
 Distributions to shareholders from:
  Net investment income:
   Class A ............................................................       (779,346)                 (744,530)
   Class C ............................................................        (93,410)                 (257,808)
   Class R ............................................................        (23,035)                       --
  Net realized gains:
   Class A ............................................................             --                  (946,037)
   Class C ............................................................             --                  (526,089)
                                                                         ----------------------------------------
 Total distributions to shareholders ..................................       (895,791)               (2,474,464)
 Capital share transactions: (Note 2)
   Class A ............................................................      7,115,628                16,671,725
   Class C ............................................................      2,777,819                   715,680
   Class R ............................................................      2,465,279                   159,779
                                                                         ----------------------------------------
 Total capital share transactions .....................................     12,358,726                17,547,184
      Net increase (decrease) in net assets ...........................      8,327,970                (4,010,906)
Net assets
 Beginning of period ..................................................    101,058,653               105,069,559
                                                                         ----------------------------------------
 End of period ........................................................   $109,386,623              $101,058,653
                                                                         ========================================
Undistributed net investment income (loss) included in net assets:
  End of period .......................................................   $     (5,395)             $    267,760
                                                                         ========================================

                       See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (the Trust) is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company, consisting of three series (the Funds). The Funds invest primarily in Franklin Templeton mutual funds (the Underlying Funds). The Funds and their investment objectives are to seek the highest level of long-term total return that is consistent with an acceptable level of risk.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

B. INCOME TAXES

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Notes to Financial Statements (unaudited) (CONTINUED)


2. SHARES OF BENEFICIAL INTEREST

The Funds offer three classes of shares: Class A, Class C and Class R. Effective January 1, 2002, the Funds began offering a new class of shares, Class R. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At January 31, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                     FRANKLIN TEMPLETON              FRANKLIN TEMPLETON               FRANKLIN TEMPLETON
                                  CONSERVATIVE TARGET FUND          MODERATE TARGET FUND              GROWTH TARGET FUND
                                  -------------------------------------------------------------------------------------------
CLASS A SHARES:                       SHARES         AMOUNT          SHARES         AMOUNT         SHARES          AMOUNT
                                  -------------------------------------------------------------------------------------------
Six months ended January 31, 2003
 Shares sold ....................   1,228,671    $12,484,289        2,194,719   $ 21,399,862      1,901,758     $ 17,673,045
 Shares issued in reinvestment of
  distributions .................      63,006        642,447          139,107      1,356,583         82,487          766,309
 Shares redeemed ................    (597,229)    (6,080,301)      (1,248,833)   (12,157,732)    (1,218,038)     (11,323,726)
                                  -------------------------------------------------------------------------------------------
Net increase ....................     694,448    $ 7,046,435        1,084,993   $ 10,598,713        766,207     $  7,115,628
                                  ===========================================================================================
Year ended July 31, 2002
 Shares sold ....................   1,937,475    $20,840,013        3,753,439   $ 39,648,122      5,355,444     $ 56,987,348
 Shares issued in reinvestment of
  distributions .................     108,551      1,169,882          261,203      2,775,880        155,581        1,669,465
 Shares redeemed ................    (876,141)    (9,440,408)      (1,621,477)   (17,087,417)    (3,928,414)     (41,985,088)
                                  -------------------------------------------------------------------------------------------
Net increase ....................   1,169,885    $12,569,487        2,393,165   $ 25,336,585      1,582,611     $ 16,671,725
                                  ===========================================================================================
CLASS C SHARES:
Six months ended January 31, 2003
 Shares sold ....................     692,628    $ 6,955,677          924,745   $  8,905,667        704,623     $  6,506,014
 Shares issued in reinvestment of
  distributions .................      27,483        277,666           40,977        394,826          9,384           86,987
 Shares redeemed ................    (512,904)    (5,192,874)        (499,033)    (4,793,301)      (419,693)      (3,815,182)
                                  -------------------------------------------------------------------------------------------
Net increase ....................     207,207    $ 2,040,469          466,689   $  4,507,192        294,314     $  2,777,819
                                  ===========================================================================================
Year ended July 31, 2002
 Shares sold ....................   1,258,146    $13,440,300        1,155,877   $ 12,152,051        859,617     $  9,186,070
 Shares issued in reinvestment of
  distributions .................      47,575        508,240          111,317      1,167,733         69,654          748,092
 Shares redeemed ................    (640,930)    (6,884,564)        (878,042)    (9,104,664)      (873,939)      (9,218,482)
                                  -------------------------------------------------------------------------------------------
Net increase ....................     664,791    $ 7,063,976          389,152   $  4,215,120         55,332     $    715,680
                                  ===========================================================================================

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Notes to Financial Statements (unaudited) (CONTINUED)


2. SHARES OF BENEFICIAL INTEREST (CONT.)

                                     FRANKLIN TEMPLETON              FRANKLIN TEMPLETON              FRANKLIN TEMPLETON
                                  CONSERVATIVE TARGET FUND          MODERATE TARGET FUND             GROWTH TARGET FUND
                                  -----------------------------------------------------------------------------------------
CLASS R SHARES:                      SHARES        AMOUNT          SHARES         AMOUNT          SHARES           AMOUNT
                                  -----------------------------------------------------------------------------------------
Six months ended January 31, 2003
 Shares sold ....................   146,653    $ 1,497,098          923,620   $  8,893,486        375,582     $  3,361,578
 Shares issued in reinvestment of
  distributions .................     2,252         22,944            1,902         18,552          2,477           22,936
 Shares redeemed ................    (4,762)       (48,806)        (263,958)    (2,581,243)      (100,851)        (919,235)
                                  -----------------------------------------------------------------------------------------
Net increase ....................   144,143    $ 1,471,236          661,564   $  6,330,795        277,208     $  2,465,279
                                  =========================================================================================
Year ended July 31, 2002 a
 Shares sold ....................    54,407    $   590,147           10,243   $    109,523         15,778     $    169,745
 Shares issued in reinvestment of
  distributions .................       320          3,489               30            320             --
 Shares redeemed ................    (1,648)       (19,051)            (660)        (6,997)          (924)          (9,966)
                                  -----------------------------------------------------------------------------------------
Net increase ....................    53,079    $   574,585            9,613   $    102,846         14,854     $    159,779
                                  =========================================================================================

 aFor the period January 1, 2002 (effective date) to July 31, 2002.


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

 ENTITY                                                                 AFFILIATION
----------------------------------------------------------------------------------------------
 Franklin Advisers, Inc. (Advisers)                                     Investment manager
 Franklin Templeton Services, LLC (FT Services)                         Administrative manager
 Franklin/Templeton Distributors, Inc. (Distributors)                   Principal underwriter
 Franklin/Templeton Investor Services, LLC (Investor Services)          Transfer agent

The Funds pay an asset allocation fee to Advisers of .25% per year of the average daily net assets of each Fund.

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

The Funds reimburse Distributors up to .25%, 1.00%, and .50% per year of the average daily net assets of Class A, Class C, and Class R, respectively, for costs incurred in marketing the Funds' shares.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Notes to Financial Statements (unaudited) (CONTINUED)


3. TRANSACTIONS WITH AFFILIATES (CONT.)

Distributors paid net commissions on sales of the Funds' shares, and received contingent deferred sales charges for the period as follows:

                                            FRANKLIN     FRANKLIN     FRANKLIN
                                            TEMPLETON    TEMPLETON    TEMPLETON
                                          CONSERVATIVE   MODERATE      GROWTH
                                           TARGET FUND  TARGET FUND  TARGET FUND
                                          --------------------------------------
Net commissions paid ....................    $69,353     $225,002     $121,995
Contingent deferred sales charges .......    $ 7,485     $  3,143     $  4,149

The Funds paid transfer agent fees of $451,237 of which $191,136 was paid to Investor Services.


4. INCOME TAXES

At July 31, 2002, certain funds had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows:

                                           FRANKLIN      FRANKLIN     FRANKLIN
                                           TEMPLETON     TEMPLETON    TEMPLETON
                                          ONSERVATIVE    MODERATE      GROWTH
                                          TARGET FUND   TARGET FUND  TARGET FUND
                                          --------------------------------------
Capital loss carryovers expiring in:
 2010 ...................................  $61,769       $979,398    $1,668,758
                                          ======================================

At July 31, 2002, the Franklin Templeton Growth Target Fund has deferred capital losses of $280,731 occurring subsequent to October 31, 2001. For tax purposes, such losses will be reflected in the year ending July 31, 2003.

At January 31, 2003, the net unrealized depreciation based on the cost of investments for income tax purposes was as follows:

                                       FRANKLIN     FRANKLIN        FRANKLIN
                                       TEMPLETON    TEMPLETON       TEMPLETON
                                     CONSERVATIVE   MODERATE         GROWTH
                                      TARGET FUND  TARGET FUND     TARGET FUND
                                     ------------------------------------------
Investments at cost ................ $73,278,245   $160,157,041   $135,000,835
                                     ------------------------------------------
Unrealized appreciation ............ $   573,909   $    985,562   $    418,324
Unrealized depreciation ............  (4,911,600)   (18,080,917)   (26,115,230)
                                     ------------------------------------------
Net unrealized depreciation ........ $(4,337,691)  $(17,095,355)  $(25,696,906)
                                     ==========================================

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Notes to Financial Statements (unaudited) (CONTINUED)


5. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds (excluding short term securities) for the period ended January 31, 2003, were as follows:

                                         FRANKLIN      FRANKLIN       FRANKLIN
                                         TEMPLETON     TEMPLETON      TEMPLETON
                                       CONSERVATIVE    MODERATE        GROWTH
                                        TARGET FUND   TARGET FUND    TARGET FUND
                                       -----------------------------------------
Purchases ............................   $14,910,927  $29,347,302    $20,545,264
Sales ................................   $ 6,525,429  $12,248,659    $ 9,631,291


6. INVESTMENT IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Funds' investment in the Sweep Money Fund, asset allocation fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund. The Funds earned dividend income from investment in the Sweep Money Fund as follows:

       FRANKLIN TEMPLETON          FRANKLIN TEMPLETON      FRANKLIN TEMPLETON
    CONSERVATIVE TARGET FUND      MODERATE TARGET FUND     GROWTH TARGET FUND
------------------------------------------------------------------------------
             $87,513                     $89,826                 $36,047


7. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Advisers. The Funds do not invest in the Underlying Funds for the purpose of exercising management or control. At January 31, 2003, the Funds held the following positions which exceed 5% of the Underlying Fund's shares outstanding:

     NAME OF ISSUER                                            % OF SHARES HELD
     --------------------------------------------------------------------------
     FRANKLIN TEMPLETON MODERATE TARGET FUND
     Franklin Natural Resources Fund, Advisor Class                  8.46%
     Franklin Technology Fund, Advisor Class                         9.05%
     Franklin Strategic Mortgage Portfolio                           5.29%

     FRANKLIN TEMPLETON GROWTH TARGET FUND
     Franklin Natural Resources Fund, Advisor Class                  9.58%
     Franklin Technology Fund, Advisor Class                        10.69%

LITERATURE REQUEST
For a brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS


GLOBAL GROWTH
Franklin Global Aggressive
 Growth Fund
Franklin Global Growth Fund
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global Opportunities Trust
Templeton Global Smaller
 Companies Fund
Templeton Growth Fund
Templeton International (Ex EM) Fund
Templeton World Fund

GLOBAL GROWTH & INCOME
Franklin Global Communications Fund
Mutual European Fund
Templeton Global Bond Fund

GLOBAL INCOME
Franklin Templeton Hard
 Currency Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin Capital Growth Fund 1
Franklin DynaTech Fund
Franklin Flex Cap Growth Fund 2
Franklin Gold and Precious
 Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin Small-Mid Cap
 Growth Fund
Franklin Technology Fund
Franklin U.S. Long-Short Fund 3

GROWTH & INCOME
Franklin Balance Sheet Investment Fund 4
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 4
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Small Cap Value Fund
Franklin Utilities Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth
 Target Fund
Franklin Templeton Moderate
 Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Floating Rate Daily
 Access Fund
Franklin Floating Rate Trust 6
Franklin Short-Intermediate
 U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Total Return Fund
Franklin U.S. Government
 Securities Fund 5
Franklin Federal Money Fund 5 , 7
Franklin Money Fund 5 , 7

TAX-FREE INCOME 8
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
 Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 5 , 7

STATE-SPECIFIC
TAX-FREE INCOME 8
Alabama
Arizona
California 10
Colorado
Connecticut
Florida 10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 9
Michigan 9
Minnesota 9
Missouri
New Jersey
New York 10
North Carolina
Ohio 9
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust 11


1. Formerly Franklin Growth and Income Fund. Effective 5/1/02, the fund's name changed; investment goal and strategy remained the same.
2. Formerly Franklin California Growth Fund. Effective 9/1/02, the fund's name changed and its investment criteria was modified to invest a majority of its net assets in California companies, as opposed to at least 80% of net assets.
3. Upon reaching approximately $350 million in assets, the fund will close to all investors.
4. The fund is only open to existing shareholders as well as select retirement plans.
5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
7. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
8. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
9. Portfolio of insured municipal securities.
10. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).
11. The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.

                                                                           12/02

[LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
INVESTMENTS

One Franklin Parkway
San Mateo, CA  94403-1906



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SEMIANNUAL REPORT
FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIALBEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Templeton Fund Allocator Series prospectus, which contains more complete information including charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FAS S2003 03/03

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